UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-06727

Dominion Funds, Inc.

(Exact name of Registrant as specified in charter)

35 Old Tavern Road, 2nd Floor                                06477

(Address of principal executive offices)

(Zip code)

Paul Dietrich, 35 Old Tavern Road, 2nd Floor, 06477

 (Name and address of agent for service)

Registrant's telephone number, including area code:

(800) 416-2053

Date of fiscal year end:

6/30

Date of reporting period:

6/30/10

Item 1.  Reports to Stockholders.

ANNUAL REPORT

June 30, 2010

Investor Information: 1-866-270-1222

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Foxhall Global Trends Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

August 5, 2010

FOXHALL GLOBAL TRENDS FUND

FORMERLY KNOWN AS THE

(SHEPHERD LARGE CAP GROWTH FUND)

Dear Fund Shareholders,

Since the first of the year, both the U.S, and global stock markets have been extremely volatile.  We haven’t seen overall stock market volatility at this level since 2004 and on certain days, the volatility has risen to levels not seen since the 1970’s.

For the year ending June 30, 2010, the FOXHALL GLOBAL TRENDS FUND was up +2.67% compared to +14.43% in the S&P 500 INDEX.  You can review the Fund’s performance by going to our website, at www.foxhallglobaltrendsfund.com.

While the Fund compares itself to the S&P 500 INDEX. The FOXHALL GLOBAL TRENDS FUND invests globally and not just in the United States.  Also the Fund maintained large amounts of money market funds and U.S. Government treasury bonds during this period which largely accounts for the underperformance compared to the S&P 500 INDEX.  Generally when coming out of a severe bear market or during highly volatile stock markets, the Fund uses money market funds and U.S. Government treasury bonds to seek to limit risk and volatility.

The primary goal of FOXHALL CAPITAL’S investment philosophy and our OFFENSIVE-DEFENSIVE INVESTMENT STRATEGY is designed to LIMIT AND MINIMIZE ANY SIGNIFICANT LOSS IN OUR CLIENT’S INVESTMENT PORTFOLIOS—especially during historically volatile transition periods.  Over the past seven months, the Fund has maintained significant levels of U.S. government bonds and money market funds as we try to minimize portfolio losses.

ADDITIONAL INVESTMENT FILTERS

In an effort to limit volatility and hopefully increase performance, the Fund has started to add additional stock screening filters, beginning in August 2010.  These new fundamental filters add a heavier weight to companies with lower Price Earnings Ratios, high Return on Equity and high Free Cash Flow.  Lastly we continue to rank and choose these stocks based on their high relative strength based on our proprietary FOXHALL TREND RECOGNITION TECHNOLOGY®.

A RECAP OF THE FOXHALL GLOBAL TRENDS FUND INVESTMENT STRATEGY

As an intrinsic part of our FOXHALL OFFENSIVE-DEFENSIVE INVESTMENT STRATEGY, we are long-term investment TREND FOLLOWERS and we are always A LITTLE LATE GETTING OUT of bull markets moving into bear markets AND we are also always A LITTLE LATE GETTING BACK IN when bear markets transition into bull markets.

The stock market bottomed on March 9, 2009 and our FOXHALL CAPITAL TREND RECOGNITION TECHNOLOGY™ signaled a NEW LONG-TERM BULL MARKET on July 24, 2009.

HOW FOXHALL MANAGES VOLATILITY RISK

As part of our FOXHALL investment process, we look at the overall stock market volatility each month and make a MATHEMATICAL CALCULATION to determine what PERCENTAGE OF CASH AND U.S. TREASURY BONDS each portfolio must hold in order to OFFSET THE PREVIOUS MONTH’S VOLATILITY.

This is the key to our FOXHALL RISK MANAGEMENT PROCESS along with security and portfolio stop-loss triggers.

At FOXHALL, we watch these GLOBAL TRENDS every day.  If the trends show the economy STABILIZING AND BECOMING LESS VOLATILE, we will significantly decrease our holdings in cash and U.S. treasury bonds.

BUT IF THE STOCK MARKETS CONTINUES TO EXHIBIT SIGNIFICANT VOLATILITY AND THE DISCONNECT BETWEEN THE STOCK MARKET AND UNDERLYING ECONOMY CONTINUES, CAUTION WILL REMAIN A PART OF OUR FOXHALL STRATEGY.

THAT IS HOW OUR FOXHALL INVESTMENT PROCESS WORKS.  This DUAL RISK MANAGEMENT PROCESS keeps a tight overall stop-loss trigger on individual securities and the portfolio itself, while managing a MOVING PERCENTAGE of cash and U.S. treasury bonds to offset market volatility.

That is the definition of RISK MANAGEMENT.

That is the FOXHALL RISK MANAGEMENT INVESTMENT PROCESS!!!

THE ECONOMY IS STILL STRUGGLING

Since the stock market bottomed on March 9, 2009 the market has had an historic run up in price, while the underlying economy is still struggling.  Now we are experiencing a correction and this correction will probably last through September and October.

CONCLUSION

Given our policy of only investing in first-rate, ethical companies that meet our conservative VALUES BASED screening process, I am cautiously optimistic that your FOXHALL GLOBAL TRENDS FUND will outperform as the economy recovers and starts to expand once again.

Until then….

Patience!

Paul Dietrich

President & Chief Investment Officer

The Fund may invest in Underlying Funds, including mutual funds, closed-end funds and ETFs. As a result the Fund will indirectly bear investment management fees of the underlying funds in addition to the investment management fees and expenses of the Fund. In some instances it may be less expensive for an investor to invest in the Underlying Funds directly. There is also a risk that investment advisers of those Underlying Funds may make investment decisions that are detrimental to the performance of the Fund.  Investments in Underlying Funds that invest in foreign equity and debt securities could subject the Fund to greater risks including, currency fluctuation, economic conditions, and different governmental and accounting standards. As with any investment in mutual funds investing in the Fund involves risks including the loss of principal.

1247-NLD-8/30/2010

Foxhall Global Trends Fund

PERFORMANCE OF A $10,000 INVESTMENT

 Annualized Total Returns as of June 30, 2010

	One Year	Five Years	Since 10/1/01**
Foxhall Global Trends Fund:
Without Sales Charge	2.67%	3.22%	2.22%
With Sales Charge*	(2.31)%	2.22%	1.67%
S&P 500	14.43%	(0.79)%	1.84%

________________

* Adjusted for initial maximum sales charge of 5.75%.  The Fund has eliminated any sales charge on the purchase of shares as of October 28, 2009.

**Prior to October 1, 2001, the Fund was known as the Dominion Insight Growth Fund and was managed by another investment adviser using a substantially different investment strategy.

The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, is 3.93%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-270-1222.

Portfolio Composition as of June 30, 2010

Common Stocks
Retail	7.59%	Leisure Time	1.36%
Healthcare- Services	5.58%	Investment Companies	1.35%
Commercial Services	5.01%	Insurance	1.33%
Pharmaceuticals	2.69%	Aerospace	1.31%
Telecommunications	2.56%	Media	1.13%
Apparel	1.48%	Exchange Traded Funds
Internet	1.45%	Debt Funds	53.21%
Diversified Financial Services	1.44%	Short-Term Investments	6.85%
Healthcare - Products	1.41%	Total Investments	99.91%
Home Furnishings	1.41%	Other Assets less Liabilities	0.09%
Real Estate Investment Trusts	1.38%	Total Net Assets	100.00%
Transportation	1.37%

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS
June 30, 2010
	Shares	Market Value
COMMON STOCK - 39.85%
AEROSPACE - 1.31%
Esterline Technologies Corp.*	2,085	$ 98,933

APPAREL - 1.48%
Skechers USA, Inc. - Cl. A*	3,045	111,203

COMMERCIAL SERVICES - 5.01%
Coinstar, Inc.*	2,040	87,659
Parexel International Corp.*	4,955	107,424
Sotheby's Holdings, Inc.	3,620	82,789
Valassis Communications, Inc.*	3,130	99,284
		377,156
DIVERSIFIED FINANCIAL SERVICES - 1.44%
Portfolio Recovery Association*	1,625	108,518

HEALTHCARE - PRODUCTS - 1.41%
Thoratec Corp.*	2,490	106,398

HEALTHCARE - SERVICES - 5.58%
Amerigroup Corp.*	3,050	99,064
Health Management Associates, Inc.*	12,395	96,309
Lincare Holdings, Inc.*	3,487	113,362
Psychiatric Solutions, Inc.*	3,390	110,921
		419,656
HOME FURNISHINGS - 1.41%
Tempur-Pedic International, Inc. *	3,445	105,934

INSURANCE - 1.33%
Old Republic International Corp.	8,230	99,830

INTERNET - 1.45%
F5 Networks, Inc. *	1,595	109,369

INVESTMENT COMPANIES - 1.35%
American Capital, Ltd.*	21,095	101,678

LEISURE TIME - 1.36%
Polaris Industries, Inc.	1,870	102,140

MEDIA - 1.13%
DG Fastchannel, Inc.*	2,600	84,708

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2010
	Shares	Market Value
PHARMACEUTICALS - 2.69%
Salix Pharmaceuticals Ltd. *	3,065	$ 119,626
Vivus, Inc.*	8,580	82,368
		201,994
REAL ESTATE INVESTMENT TRUSTS - 1.38%
Sunstone Hotel Investors, Inc.*	10,485	104,116

RETAIL - 7.59%
Childrens Place Retail Stores, Inc.*	2,335	102,787
Chipotle Mexican Grill, Inc.*	770	105,344
Dillard's, Inc.	4,095	88,043
JOS A Bank Clothiers, Inc.*	1,765	95,292
Talbots, Inc.*	7,580	78,150
Tractor Supply Co.	1,665	101,515
		571,131
TELECOMMUNICATIONS - 2.56%
Acme Packet, Inc.*	3,965	106,579
Tellabs, Inc.	13,460	86,009
		192,588
TRANSPORTATION- 1.37%
Atlas Air Worldwide Holdings, Inc.*	2,165	102,838

TOTAL COMMON STOCK		2,998,190
( Cost - $3,253,700)

EXCHANGE TRADED FUNDS - 53.21%
DEBT FUND - 53.21%
iShares Lehman 1-3 Year Treasury Bond Fund	16,120	1,356,014
iShares Lehman Short Treasury Bond Fund	12,010	1,323,862
SPDR Lehman Capital 1-3 Month T-Bill Fund	28,860	1,323,808
TOTAL EXCHANGE TRADED FUNDS		4,003,684
( Cost - $3,995,779)

SHORT-TERM INVESTMENTS - 6.85%
Goldman Sachs Financial Square Funds - Government Fund, 0.01%+	515,886	515,886
TOTAL SHORT-TERM INVESTMENTS		515,886
( Cost - $515,886)

TOTAL INVESTMENTS - 99.91%
( Cost - $7,765,365)		7,517,760
OTHER ASSETS LESS LIABILITIES - 0.09%		6,426
NET ASSETS - 100.00%		$ 7,524,186
_____
+ Variable rate security. Rate shown is as of June 30, 2010.
* Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010

Assets:
Investments in Securities at Market Value (identified cost $7,765,365)	$ 7,517,760
Due From Investment Adviser	30,446
Receivable for Fund Shares Sold	500
Dividends and Interest Receivable	223
Prepaid Expenses and Other Assets	13,552
Total Assets	7,562,481

Liabilities:
Payable to Distributor	3,748
Accrued Expenses and Other Liabilities	34,547
Total Liabilities	38,295

Net Assets (200,000,000 shares authorized; $.001 par value;
1,778,900 shares outstanding)	$ 7,524,186

Net Asset Value, Offering and Redemption Price Per Share
($7,524,186 / 1,778,900 shares of beneficial interest outstanding)	$ 4.23

Composition of Net Assets:
At June 30, 2010, Net Assets consisted of:
Capital Stock - Par Value	$ 1,779
Paid-in-Capital	7,942,990
Accumulated Net Realized Loss From Security Transactions	(172,978)
Net Unrealized Depreciation on Investments	(247,605)
Net Assets	$ 7,524,186

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2010

Investment Income:
Dividend Income (net of $397 foreign taxes)	$ 54,750
Interest Income	38
Total Investment Income	54,788

Expenses:
Investment Advisory Fees	79,971
Legal Fees	64,787
Administration Fees	36,765
Fund Accounting Fees	27,429
Transfer Agent Fees	21,998
Chief Compliance Officer Fees	21,792
Printing Expense	18,852
Distribution (12b-1) Fees	21,407
Audit Fees	18,005
Registration & Filing Fees	12,729
Underwriter Fees	10,795
Insurance Expense	4,396
Custody Fees	3,460
Director Fees	2,014
Miscellaneous Expenses	1,003
Total Expenses	345,403
Less: Expenses Reimbursed by Adviser	(187,942)
Net Expenses	157,461
Net Investment Loss	(102,673)

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net Realized Gain on Investments and Foreign Currency	567,391
Distributions Received from Underlying Investment Companies	1,304
Net Change in Unrealized Depreciation on Investments and Foreign Currency	(246,971)
Net Realized and Unrealized Gain on Investments	321,724

Net Increase in Net Assets Resulting From Operations	$ 219,051

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
	June 30, 2010	June 30, 2009
Operations:
Net Investment Loss	$ (102,673)	$ (37,287)
Net Realized Gain (Loss) on Investments and Foreign Currency	567,391	(399,676)
Distributions Received from Underlying Investment Companies	1,304	-
Net Change in Unrealized Depreciation on Investments	(246,971)	(1,294,537)
Net Increase (Decrease) in Net Assets
Resulting From Operations	219,051	(1,731,500)

Distributions to Shareholders	-	-

Beneficial Interest Transactions:
Proceeds from Shares Issued (196,893 and 342,884 shares,
respectively)	876,180	1,525,635
Cost of Shares Redeemed (260,301 and 344,146 shares, respectively)	(1,159,177)	(1,527,935)
Net Beneficial Interest Transactions	(282,997)	(2,300)

Decrease in Net Assets	(63,946)	(1,733,800)

Net Assets:
Beginning of Year	7,588,132	9,321,932
End of Year (including accumulated undistributed net investment
loss of $0 and $0, respectively)	$ 7,524,186	$ 7,588,132

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the Years Ended June 30,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$ 4.12	$ 5.06	$ 5.00	$ 4.40	$ 3.61

Income (Loss) From Investment Operations:
Net investment loss (a)	(0.06)	(0.02)	(0.04)	-	(0.06)
Net gain (loss) from securities
(both realized and unrealized)	0.17	(0.92)	0.10	0.60	0.85
Total from investment operations	0.11	(0.94)	0.06	0.60	0.79

Distributions to shareholders	-	-	-	-	-

Net Asset Value, End of Period	$ 4.23	$ 4.12	$ 5.06	$ 5.00	$ 4.40

Total Return (b)	2.67%	(18.58)%	1.20%	13.64%	21.88%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 7,524	$ 7,588	$ 9,322	$ 9,096	$7,179
Ratio of expenses, excluding interest expense,
to average net assets,
before reimbursement	4.32%	2.66%	2.25%	2.25%	2.25%
net of reimbursement	1.97%	2.17%	-	-	-
Ratio of expenses, including interest expense,
to average net assets,
before reimbursement	4.32%	2.68%	2.27%	-	-
net of reimbursement	1.97%	2.19%	-	-	-
Ratio of net investment loss to
average net assets	(1.28)%	(0.47)%	(0.86)%	(0.09)%	(1.33)%
Portfolio turnover rate	756%	233%	309%	382%	190%

__________

(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Sales load is not reflected in total return.

The accompanying notes are an integral part of these financial statements.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS

 June 30, 2010

1.

ORGANIZATION

Dominion Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company and was incorporated in the State of Texas on June 5, 1992.  The Company may designate one or more series of common stock; however, at this time the Foxhall Global Trends Fund (the “Fund”), formerly Shepherd Fund, is the only series of the Company.  The primary investment objective of the Fund is growth of capital.  The Fund will invest in a diversified portfolio of common stock of companies that meet the Fund’s investment and social criteria.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Accounting Standards Board Launches Accounting Standards Codification – The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168). The “FASB Accounting Standards Codification™ and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”).  ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities.  Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants.  The Codification supersedes all existing non-SEC accounting and reporting standards.  All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts.  Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification. GAAP is not intended to be changed as a result of the FASB’s Codification project, but it will change the way the guidance is organized and presented.  As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.  The Fund implemented the Codification as of December 31, 2009.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Equity and fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  Fixed income securities are valued each day by an independent pricing service which utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Directors.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 June 30, 2010

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using amortized cost method of valuation, which the Board has determined will represent fair value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	2,998,190			2,998,190
Exchange Traded Funds	4,003,684	-	-	4,003,684
Short Term Investments	515,886	-	-	515,886
Total	7,517,760	-	-	7,517,760

                                                              The Fund did not hold any Level 3 securities during the period.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 June 30, 2010

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.   Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends have been provided for in accordance with Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund policy is to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2008-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the period ended June 30, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders – The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end.  Distributions will be recorded on ex-dividend date.    The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by Foxhall Capital Management (the “Adviser”).    The Adviser provides the Fund with investment advice and recommendations for investments.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the year ended June 30, 2010, the Adviser earned advisory fees of $79,971.

Effective October 28, 2009, the Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (excluding acquired fund fees and expenses), at least until April 2, 2011, so that the total annual operating expenses of the Fund do not exceed 1.99% of average daily net assets.  For the period April 3, 2009 through October 27, 2009, the total annual operating expense ratio was contractually limited to 1.90% by the Adviser.  For the year ended June 30, 2010, the Adviser reimbursed expenses of $187,942.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 June 30, 2010

Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  As of June 30, 2010, the cumulative expenses subject to recapture by the Adviser amounted to $226,985 and will expire on June 30 of the following years:

2012	2013
$39,043	$187,942

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Directors of the Company has adopted, on behalf of the Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.40% per year of its average daily net assets for such distribution and shareholder service activities.  For the year ended June 30, 2010, the Fund paid $21,407 to the Distributor pursuant to the Plan.

Pursuant to an Underwriting Agreement, the Fund pays the Distributor an annual fee of $10,000 plus an asset based fee based on a tiered structure to serve as the representative of the Fund in the continual offering of Fund shares for sale to the public.

Certain directors and officers of the Fund are also directors and officers of the Adviser.

4.

INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the year ended June 30, 2010, amounted to $57,115,613 and $57,849,829, respectively.

5.

TAX INFORMATION

As of June 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from security transactions are primarily attributable to the tax deferral of losses on wash sales.

At June 30, 2010, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

The Fund had $532,074 of capital loss carry forwards that expired on June 30, 2010.

Foreign currency losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $32 of such foreign currency losses.

Foxhall Global Trends Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

 June 30, 2010

Permanent book and tax differences, primarily attributable to net investment losses, prior and current year foreign currency loss adjustments, expiration of capital loss carry forwards during the period, real estate investment trust, partnership and passive foreign investment company adjustments, resulted in reclassification for the period ended June 30, 2010 as follows: a decrease in paid-in capital of $640,233; a decrease in accumulated net investment losses of $102,673; and a decrease in accumulated net realized loss from security transactions of $537,560.

The cost basis of securities for federal tax purposes was $7,766,413.  Gross unrealized appreciation and depreciation on investments as of June 30, 2010 aggregated $65,518 and $314,171, respectively.

6.

CONTROL OWNERSHIP

The control ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2010, TD Ameritrade, Inc. owned approximately 59% of the Fund, for the benefit of others.

7.

SUBSEQUENT EVENT

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

8.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     To the Shareholders and Board of Directors

 of the Dominion Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Foxhall Global Trends Fund (the “Fund”), the Fund comprising the Dominion Funds, Inc., including the schedule of investments, as of June 30, 2010 and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania August 23, 2010

Foxhall Global Trends Fund

DIRECTORS AND OFFICERS (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors.  Information pertaining to the directors of the Fund is set forth below.  The Statement of Additional Information includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-866-270-1222.

Name, Address, Age and Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

                                                             Interested Director

Paul Dietrich * 35 Old Tavern Road Orange, CT 06477 Age: 59 Chairman, President, Director	Indefinite term; Director since 2001; Chairman since 2002; President and Secretary since 2003

President and Managing Director of Eton Court Asset Management, Ltd. (“Eton Court”) (parent of Foxhall Capital Management, Inc., the Fund’s investment advisor) and President of Foundation Management, Inc., (1999 - present).

None

                                                            Non-Interested Director

Derek Way-jai Lee 10 West Street Suite 18A New York, NY 10004 Age: 28	Indefinite term; Director since October 2009	Founder, 21Causes, June, 2006 to Present. Founder, Riverbend Capital Group, July, 2003 to September, 2006.	None
Charles Thomas McMillen 1005 North Globe Road Suite 550 Arlington, VA 22201 Age: 57	Indefinite term; Director since October 2009

Chairman / CEO (August 2005-Present) and President (August 2005-March 2008) of Homeland Security Capital Corp.; Chairman and Co-CEO (October 2007-October 2009), Director (October 2009-Present), Vice Chairman (November 2009-Present) of Secure America Acquisition Corp. (now Ultimate Escapes, Inc.); CEO (2003-Present) of Washington Capital Advisors; Chairman (December 2004-January 2007), Vice Chairman and Director (January 2007-August 2009) of Fortress America Acquisition Corp. (now Fortress International Group, Inc.); Co-Founder and CEO (March 2003-February 2004), Consultant (February 2004-February 2005) of Global Secure Corp.

None

Other Officers Lynn Bowley 4020 So. 147th Street Omaha, NE 68137 Age: 50 Chief Compliance Officer	Officers are elected annually; Chief Compliance Officer since March 2009	Compliance Officer of Northern Lights Compliance Services, LLC (01/07 – present); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	None

______________

*This director is considered an “interested person” as defined in the Investment Company Act of 1940, as amended, because of his affiliation with Foxhall Capital Management, Inc., the Fund’s investment adviser.

Foxhall Global Trends Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

June 30, 2010

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/10)	Ending Account Value (6/30/10)	Expenses Paid During the Period* (1/01/10 to 6/30/10)
Actual	$1,000.00	$ 927.63	$ 9.51
Hypothetical (5% return before expenses)	$1,000.00	$ 1,014.93	$ 9.94

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.99%  multiplied by the average account value over  the period, multiplied by 181 days and divided by 365 (to reflect the number of days in the six month period ending June 30, 2010).

Investment Adviser

Foxhall Capital Management, Inc.

35 Old Tavern Road, 2nd Floor

Orange, CT 06477

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Todd Cipperman, Esq.

Cipperman & Company

500 E. Swedesford Road

Suite 104

Wayne, PA 19087

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

First National Bank of Omaha

1620 Dodge Street

Omaha, NE 68102

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;
• Information you give us orally; and

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We also disclose that information to unaffiliated third parties (such as to the investment advisor to the Fund, and to brokers and custodians) only as permitted by law and only as needed for them to assist us in providing agreed services to you. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-270-1222 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-270-1222.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.  The Registrant will provide to any person without charge, upon request, a copy of such code of ethics, by calling the Registrant at 1-866-270-1222.

Item 3. Audit Committee Financial Expert.

The Registrant does not have an audit committee financial expert.  The Registrant does not have an audit committee financial expert because the small size of the Registrant limits the ability of the Registrant to engage an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2010 and 2009, the aggregate audit, audit-related, tax and all other fees billed by Sanville & Company for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for that fiscal year, as appropriate, for the Foxhall Global Trends Fund are shown below.  The aggregate tax fees billed by Sanville & Company were rendered for tax compliance, tax advice and tax planning for each fund.

(a)

Audit Fees

             2010

$ 12,000

             2009

$ 12,000

(b)

Audit-Related Fees

2010

$ 0

2009

$ 0

(c)

Tax Fees

2010

            $ 1,800

2009

            $ 1,800

(d)

All Other Fees

2010

$ 0

2009

$ 845

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.  The above “All Other Fees” were billed for assistance provided to the Registrant with an examination by the Securities and Exchange Commission.

(e)

(1)

Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

The Registrant does not have an audit committee.

(2)  Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(C) of Rule 2-01 of Regulation S-X.

The Registrant does not have an audit committee.

(f)

During the audit of Registrant's financial statements for the most recent fiscal period, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $1,800

2009 - $2,645

(h)

Disclose whether the Registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c) (7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant does not have an audit committee.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) as of the filing date of this report, Registrant’s principal executive officer and principal financial officer found such disclosure controls and procedures to be effective.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Any code of ethics.  Previously filed.

(a)(2)

Certification required by Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Dominion Funds, Inc.

By    /s/Paul Dietrich

Paul Dietrich, Principal Executive and Principal Financial Officer

Date

9/8/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/Paul Dietrich

Paul Dietrich

Principal Executive and Principal Financial Officer

Date

9/8/10